Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total accumulated other comprehensive income	₩ 86,051	₩ 194,934	₩ 50,158
Changes in investments in associates and joint ventures [member]
Total accumulated other comprehensive income	16,257	1,556	(871)
Loss on derivatives valuation [member]
Total accumulated other comprehensive income	19,809	(7,624)
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Total accumulated other comprehensive income	61,438	211,573	96,704
Exchange differences on translation for foreign operations [member]
Total accumulated other comprehensive income	₩ (11,453)	₩ (10,571)	₩ (15,201)